Property and Equipment and Investment Properties_Investment Property(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	₩ 2,119,811	[1]	$ 1,904,849	₩ 848,481	₩ 2,119,811	[1]	₩ 848,481
Fair value					2,287,012		893,583
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	848,481			755,011
Changes In Investment Property Abstract [Abstract]
Acquisition	1,288,125			262
Transfers	110,708			(73,270)
Disposal	(108,256)			(1,593)
Depreciation	(26,092)			(20,096)
Business combination				232,724
Others	6,845			(44,557)
Ending	2,119,811	[1]	$ 1,904,849	848,481
Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	2,268,230			972,154	2,268,230		972,154
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	972,154
Changes In Investment Property Abstract [Abstract]
Ending	2,268,230			972,154
Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(148,419)			(122,935)	(148,419)		(122,935)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(122,935)
Changes In Investment Property Abstract [Abstract]
Ending	(148,419)			(122,935)
Accumulated Impairment [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0			(738)	0		(738)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(738)
Changes In Investment Property Abstract [Abstract]
Ending	0			(738)
Land
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	972,562			251,496	972,562		251,496
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	251,496			202,391
Changes In Investment Property Abstract [Abstract]
Acquisition	714,454			0
Transfers	66,086			(39,533)
Disposal	(57,384)			(330)
Depreciation	0			0
Business combination				91,618
Others	(2,090)			(2,650)
Ending	972,562			251,496
Land | Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	972,562			252,234	972,562		252,234
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	252,234
Changes In Investment Property Abstract [Abstract]
Ending	972,562			252,234
Land | Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0			0	0		0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	0			0
Land | Accumulated Impairment [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0			(738)	0		(738)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(738)
Changes In Investment Property Abstract [Abstract]
Ending	0			(738)
Buildings
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,147,249			596,985	1,147,249		596,985
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	596,985			552,620
Changes In Investment Property Abstract [Abstract]
Acquisition	573,671			262
Transfers	44,622			(33,737)
Disposal	(50,872)			(1,263)
Depreciation	(26,092)			(20,096)
Business combination				141,106
Others	8,935			(41,907)
Ending	1,147,249			596,985
Buildings | Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,295,668			719,920	1,295,668		719,920
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	719,920
Changes In Investment Property Abstract [Abstract]
Ending	1,295,668			719,920
Buildings | Accumulated depreciation
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(148,419)			(122,935)	(148,419)		(122,935)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(122,935)
Changes In Investment Property Abstract [Abstract]
Ending	(148,419)			(122,935)
Buildings | Accumulated Impairment [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0			0	₩ 0		₩ 0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	₩ 0			₩ 0

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.